Report Of The Directors Financial Review Risk Report - Accounts payable on demand (Details) - Liquidity risk - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Amounts Payable on Demand	£ 17,880	£ 20,215
Carrying Amount for these Contracts	20,595	20,004
Life direct participating and Investment DPF contracts
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Amounts Payable on Demand	17,880	20,164
Carrying Amount for these Contracts	20,289	19,719
Life other contracts
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Amounts Payable on Demand	0	51
Carrying Amount for these Contracts	£ 306	£ 285